COMMITMENTS AND CONTINGENT LIABILITIES (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Royalty rate	3.50%
Royalties, maximum percentage of grants received	100.00%
Remaining contingent obligations	$ 600
Line of Credit	13,068	$ 16,177
Credit lines - Used	$ 5,316	$ 6,273